Shareholder Report, Holdings (Details) - C000222167	Jun. 30, 2024
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%